EQUITY (Details 1) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity
Beginning balance	1,078,116,849	807,419,692
Issue of shares on 07.13.23 and 02.01.22	600,000,000	270,000,000
Delivery of restricted shares	539,218	697,157
Ending balance	1,678,656,067	1,078,116,849